Earnings per share - Q3 (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Diluted earnings per share [Abstract]
Diluted earnings per share (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Basic weighted average shares outstanding [Abstract]
Basic weighted average shares outstanding (in shares)	20,656,207	0	20,656,207	0
Diluted weighted average shares outstanding [Abstract]
Weighted average shares outstanding - diluted (in shares)	20,741,400	0	20,741,400	0
Antidilutive securities (in shares)		0		0
Class A Common Stock [Member]
Reconciliation of numerator and denominator of the basic and diluted earnings per share computations [Abstract]
Earnings allocable	$ 2,716	$ 5,551	$ 13,625	$ 16,522	$ 21,092	$ 12,973	$ 12,267
Basic earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 0.19	$ 0.40	$ 0.98	$ 1.20	$ 1.53	$ 0.94	$ 0.89
Diluted earnings per share [Abstract]
Diluted earnings per share (in dollars per share)	$ 0.19	$ 0.40	$ 0.98	$ 1.20	$ 1.53	$ 0.94	$ 0.89
Basic weighted average shares outstanding [Abstract]
Basic weighted average shares outstanding (in shares)	14,110,967	13,795,530	13,844,221	13,795,530	13,796,327	13,787,365	13,788,536
Dilutive effect of shares issued under stock compensation arrangements [Abstract]
Dilutive effect of shares issued under stock compensation arrangements (in shares)	0	0	0	0
Diluted weighted average shares outstanding [Abstract]
Weighted average shares outstanding - diluted (in shares)	14,110,967	13,795,530	13,844,221	13,795,530	13,796,327	13,787,365	13,788,536
Common stock, dividend rate			12.00%
Percentage of residual proceeds	75.00%		75.00%		75.00%
Class B Common Stock [Member]
Reconciliation of numerator and denominator of the basic and diluted earnings per share computations [Abstract]
Earnings allocable	$ 355	$ 393	$ 760	$ 1,147	$ 1,181	$ 0	$ 0
Basic earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 0.21	$ 0.27	$ 0.48	$ 0.83	$ 0.84	$ 0	$ 0
Diluted earnings per share [Abstract]
Diluted earnings per share (in dollars per share)	$ 0.20	$ 0.27	$ 0.46	$ 0.81	$ 0.81	$ 0	$ 0
Basic weighted average shares outstanding [Abstract]
Basic weighted average shares outstanding (in shares)	1,681,685	1,477,800	1,573,702	1,381,055	1,413,142	1,188,370	962,739
Dilutive effect of shares issued under stock compensation arrangements [Abstract]
Dilutive effect of shares issued under stock compensation arrangements (in shares)	135,994	0	69,916	27,606	38,549	111,874	106,428
Diluted weighted average shares outstanding [Abstract]
Weighted average shares outstanding - diluted (in shares)	1,817,679	1,477,800	1,643,618	1,408,661	1,451,691	1,300,244	1,069,167
Percentage of residual proceeds	25.00%		25.00%		25.00%
Common Stock [Member]
Reconciliation of numerator and denominator of the basic and diluted earnings per share computations [Abstract]
Earnings allocable	$ 4,911	$ 0	$ 4,911	$ 0
Basic earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Diluted earnings per share [Abstract]
Diluted earnings per share (in dollars per share)	$ 0.24	$ 0	$ 0.24	$ 0
Basic weighted average shares outstanding [Abstract]
Basic weighted average shares outstanding (in shares)	20,656,207	0	20,656,207	0
Dilutive effect of shares issued under stock compensation arrangements [Abstract]
Dilutive effect of shares issued under stock compensation arrangements (in shares)	85,193	0	85,193	0
Diluted weighted average shares outstanding [Abstract]
Weighted average shares outstanding - diluted (in shares)	20,741,400	0	20,741,400	0